Accumulated other comprehensive income/(loss) (Restated) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain/(loss) on marketable securities	$ 17,000,000	$ (151,000,000)
Unrealized gain on foreign exchange	36,000,000	36,000,000
Actuarial loss relating to pension	23,000,000	38,000,000
Share in unrealized gains from associated companies	(23,000,000)	(11,000,000)
Accumulated other comprehensive income/(loss)	53,000,000	(142,000,000)	[1]	$ 13,000,000		$ (103,000,000)		$ (150,000,000)
Other comprehensive income taxes	0
Actuarial loss related to pension, tax effect	$ 1,000,000	$ 8,000,000
Tax rate in Norway (as percent)	24.00%	25.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"